Tangible assets - Disclosure of maturity analysis of operating lease payments (Details) - Santander US Auto € in Millions	Dec. 31, 2025 EUR (€)
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 3,988
2027
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,228
2028
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,332
2029
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 330